SHARE-BASED COMPENSATION - Performance Stock Units (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Restricted Stock [Member]
SHARE-BASED COMPENSATION [Abstract]
Shares repurchased to satisfy tax withholding obligation (in Shares)	52,450	53,945
Value of shares repurchased to satisfy tax withholding obligation (in Dollars)	$ 3.8	$ 3.0
Performance Stock Units [Member]
SHARE-BASED COMPENSATION [Abstract]
Performance period	3 years
Minimum [Member] | Performance Stock Units [Member]
SHARE-BASED COMPENSATION [Abstract]
Awards vesting target percentage	0.00%
Maximum [Member] | Performance Stock Units [Member]
SHARE-BASED COMPENSATION [Abstract]
Awards vesting target percentage	200.00%